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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
242,715	ING Clarion Global Real Estate Portfolio - Class I	$2,543,649	3.0
407,409	ING Growth and Income Portfolio - Class I	10,295,213	12.1
951,711	ING High Yield Bond Fund - Class I	7,623,203	9.0
3,461,309	ING Intermediate Bond Fund - Class I	35,409,196	41.6
879,315	ING International Index Portfolio - Class I	6,920,209	8.1
454,874	ING Large Cap Growth Portfolio - Class I	6,836,752	8.1
747,685	ING Large Cap Value Portfolio - Class I	6,901,131	8.1
329,456	ING Limited Maturity Bond Portfolio - Class I	3,340,682	3.9
396,462	ING MidCap Opportunities Portfolio - Class I	5,110,399	6.0
	Total Investments in Affiliated Investment Companies
	(Cost $78,173,647)	$84,980,434	99.9
	Assets in Excess of Other Liabilities	110,456	0.1
	Net Assets	$85,090,890	100.0

	Cost for federal income tax purposes is $79,268,062.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,724,003
	Gross Unrealized Depreciation	(11,631)
	Net Unrealized Appreciation	$5,712,372

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$84,980,434	$—	$—	$84,980,434
Total Investments, at fair value	$84,980,434	$—	$—	$84,980,434

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
270,890	ING Clarion Global Real Estate Portfolio - Class I	$2,838,931	2.0
776,560	ING Emerging Markets Index Portfolio - Class I	8,728,539	6.1
796,791	ING Growth and Income Portfolio - Class I	20,134,913	14.0
885,203	ING High Yield Bond Fund - Class I	7,090,472	4.9
1,379,789	ING Intermediate Bond Fund - Class I	14,115,242	9.8
3,127,854	ING International Index Portfolio - Class I	24,616,212	17.2
1,237,422	ING Large Cap Growth Portfolio - Class I	18,598,458	13.0
2,033,960	ING Large Cap Value Portfolio - Class I	18,773,452	13.1
1,770,355	ING MidCap Opportunities Portfolio - Class I	22,819,870	15.9
296,170	ING Small Company Portfolio - Class I	5,724,962	4.0
	Total Investments in Affiliated Investment Companies
	(Cost $121,195,825)	$143,441,051	100.0
	Assets in Excess of Other Liabilities	48,850	—
	Net Assets	$143,489,901	100.0

	Cost for federal income tax purposes is $127,722,361.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,718,690
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$15,718,690

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$143,441,051	$—	$—	$143,441,051
Total Investments, at fair value	$143,441,051	$—	$—	$143,441,051

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
274,267	ING Clarion Global Real Estate Portfolio - Class I	$2,874,322	2.0
649,186	ING Emerging Markets Index Portfolio - Class I	7,296,856	5.0
750,563	ING Growth and Income Portfolio - Class I	18,966,718	13.1
896,285	ING High Yield Bond Fund - Class I	7,179,244	5.0
4,192,003	ING Intermediate Bond Fund - Class I	42,884,188	29.6
2,048,945	ING International Index Portfolio - Class I	16,125,201	11.1
1,011,913	ING Large Cap Growth Portfolio - Class I	15,209,047	10.5
1,663,259	ING Large Cap Value Portfolio - Class I	15,351,878	10.6
1,008,016	ING MidCap Opportunities Portfolio - Class I	12,993,329	9.0
299,829	ING Small Company Portfolio - Class I	5,795,698	4.0
	Total Investments in Affiliated Investment Companies
	(Cost $126,623,008)	$144,676,481	99.9
	Assets in Excess of Other Liabilities	121,085	0.1
	Net Assets	$144,797,566	100.0

	Cost for federal income tax purposes is $128,863,026.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,813,455
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$15,813,455

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$144,676,481	$—	$—	$144,676,481
Total Investments, at fair value	$144,676,481	$—	$—	$144,676,481

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012